Acquisition and Deconsolidations of Subsidiaries (Details) - Schedule of purchase price allocation to assets acquired and liabilities assumed	Jun. 30, 2021 USD ($)
Ridik Pte. and Ridik Consulting [Member]
Business Acquisition [Line Items]
Cash acquired	$ 474,323
Accounts receivable, net	618,144
Prepayments, deposits and other assets, net	103,697
Property and equipment, net	1,493
Customer relationship	904,748
Short-term bank loans	(48,103)
Accounts payable and other current liabilities	(128,688)
Tax payables	(102,978)
Salaries and benefits payable	(431,548)
Long-term bank loans	(44,201)
Deferred tax liabilities	(162,855)
Noncontrolling interests	(411,351)
Goodwill	1,689,899
Total consideration	2,462,580
CareerWin [Member]
Business Acquisition [Line Items]
Cash acquired	4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	289,980
Infogain [Member]
Business Acquisition [Line Items]
Cash acquired	205,711
Intangible assets, net	151,168
Accounts payable and other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	$ 205,711